Note 22 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Senior Notes	$ 495,519	$ 518,982
Senior Notes, fair value	$ 437,774	$ 458,377